CONTINGENCY AND COMMITMENTS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2011	Dec. 31, 2010
Loss Contingency, Period of Occurrence	In late 2009, the Government of Ghana announced an increase in the gross overriding royalty ("GOR") required payable by all mining companies in the country from 3% to 5%. The industry standard remained at 3% due to stability agreements which were in place with a number of companies. From the commencement of gold recovery in July 2010 to September 2010, the Company paid the GOR at 5% and as of October 2010, the Company began to pay the GOR at 3% until July 1, 2011 when the Company again paid the royalty at 5%.
Loss Contingency, Estimate of Possible Loss		$ 120,000	$ 84,300
Banso permit [Member]
Environmental bond	$ 385,000
Muoso permit [Member]
Environmental bond	$ 327,000